Net Income (Loss) Per Common Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Income (Loss) Per Common Share
Note 20. Net Income (Loss) Per Common Share

Basic net income (loss) per common share is computed using the two-class method, which is an earnings allocation formula that determines net income (loss) per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings. Under the two-class method, basic net income (loss) per common share is determined by dividing net income (loss) after deducting amounts allocated to participating securities, by the weighted average number of common shares outstanding for the period. Participating securities include our unvested restricted stock and certain stock settled restricted stock units that have nonforfeitable rights to receive dividends or dividend equivalents, whether paid or unpaid. During periods of net loss from continuing operations, no effect is given to participating securities because they do not have a contractual obligation to participate in our losses.

Diluted net income (loss) per common share is computed using the weighted average number of common shares outstanding adjusted for the incremental common stock equivalents attributed to outstanding options to purchase common stock and non-participating restricted stock units, unless their effect would be anti-dilutive.

The following table presents a reconciliation of basic and diluted net income (loss) per common share for the years ended December 31, 2017, 2016 and 2015 (in thousands, except per share data):

	Years Ended December 31,
	2017	2016	2015
Numerator for basic and diluted net income (loss) per common share:
Income (loss) from continuing operations	$(5,856)	$(171,766)	$21,925
Income (loss) from discontinued operations, net of tax	39,736	(56,171)	4,723
Less: Net income attributable to participating securities	—	—	(115)
Net income (loss) — used in basic and diluted net income (loss) per common share	$33,880	$(227,937)	$26,533

Weighted average common shares outstanding including participating securities	35,961	35,489	34,437
Less: Weighted average participating securities outstanding	(1,002)	(921)	(149)
Weighted average common shares outstanding — used in basic net income (loss) per common share	34,959	34,568	34,288
Net dilutive potential common shares issuable:
On exercise of options and vesting of restricted stock units	*	*	16
Weighted average common shares outstanding — used in diluted net income (loss) per common share	34,959	34,568	34,304

Net income (loss) per common share:
Basic	$0.97	$(6.59)	$0.78
Diluted	$0.97	$(6.59)	$0.78

*	Excluded from diluted net income (loss) per common share as their inclusion would have been anti-dilutive.

The following table shows the potential shares of common stock issuable that were excluded from computing diluted net income (loss) per common share as their inclusion would have been anti-dilutive (in thousands):

	Years Ended December 31,
	2017	2016	2015
Net dilutive potential common shares issuable:
On exercise of options where exercise price is greater than average market value for the period	43	225	62
On exercise of options and vesting of restricted stock units	81	50	—
Net dilutive potential common shares issuable	124	275	62